Condensed Balance Sheets (Parenthetical) - USD ($)	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated depreciation	$ 1,444,000	$ 1,078,000	$ 577,000
Debt instrument, unamortized discount, current	$ 61,000	$ 0	$ 2,326,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	12,419,155	11,899,865	10,995,066
Common stock, shares outstanding	12,419,155	11,899,865	10,995,066
Notes payable current	$ 730,000	$ 3,491,000
Loan payable debt discount, current	$ 695,000	$ 0
Shares at coversion	2,029,306
Common stock shares issuable	235,606	235,606
Related Party [Member]
Notes payable current	$ 215,000	$ 215,000
Series A Preferred Stock [Member]
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	1	1	1
Rental Equipment [Member]
Accumulated depreciation	$ 83,000	$ 26,000	$ 0